Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 472,322	$ 466,722	$ 466,871
PENNSYLVANIA and NEBRASKA [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	213
Goodwill	5,944
Other assets and liabilities - net	457
Assets total	$ 6,614
IDAHO
Business Acquisition [Line Items]
Identifiable intangible assets		47
Goodwill		198
Other assets and liabilities - net		5
Assets total		$ 250
COLORADO and TEXAS [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			1,023
Goodwill			1,212
Other assets and liabilities - net			22
Assets total			$ 2,257